EXPLORATION AND EVALUATION INTERESTS - Expenses (Details) - CAD ($)			12 Months Ended
	Oct. 14, 2021	Oct. 16, 2018	Dec. 31, 2021	Dec. 31, 2020
Exploration And Evaluation Interests [Line Items]
Claim renewals and permits			$ 562,000	$ 318,000
Fieldwork, camp support			21,879,000	8,610,000
Camp and safety			6,256,000	4,326,000
Transportation and logistics			9,524,000	9,260,000
Equipment rental			10,516,000	5,483,000
Assays, analysis and storage			4,884,000	2,274,000
Community relations			82,000	134,000
Drilling			17,558,000	17,038,000
Environmental studies			6,289,000	4,240,000
Geology, geophysics, and geochemical			14,759,000	8,360,000
Fuel			3,625,000	2,416,000
Helicopter			7,578,000	5,377,000
Electrical			1,693,000	62,000
Metallurgy			1,007,000	510,000
Amortization			1,695,000	236,000
Accretion			68,000	60,000
Share-based payments			3,158,000	1,754,000
METC and government sales tax recovery			(3,681,000)
Total exploration and evaluation expenses	$ 100,000,000		107,452,000	70,458,000
Eskay
Exploration And Evaluation Interests [Line Items]
Claim renewals and permits			476,000	257,000
Fieldwork, camp support			17,366,000	8,043,000
Camp and safety			5,652,000	4,279,000
Transportation and logistics			6,746,000	8,729,000
Equipment rental			9,591,000	4,997,000
Assays, analysis and storage			3,977,000	2,224,000
Community relations			82,000	121,000
Drilling			10,517,000	16,015,000
Environmental studies			5,522,000	3,576,000
Geology, geophysics, and geochemical			12,927,000	7,758,000
Fuel			2,704,000	2,306,000
Helicopter			3,584,000	4,807,000
Electrical			1,065,000	54,000
Metallurgy			996,000	504,000
Amortization			1,695,000	236,000
Accretion			68,000	60,000
Share-based payments			2,098,000	1,647,000
METC and government sales tax recovery			(3,681,000)
Total exploration and evaluation expenses			81,385,000	65,613,000
Snip
Exploration And Evaluation Interests [Line Items]
Claim renewals and permits			86,000	61,000
Fieldwork, camp support			4,513,000	567,000
Camp and safety			604,000	47,000
Transportation and logistics			2,778,000	531,000
Equipment rental			925,000	486,000
Assays, analysis and storage			907,000	50,000
Community relations				13,000
Drilling			7,041,000	1,023,000
Environmental studies			767,000	664,000
Geology, geophysics, and geochemical			1,832,000	602,000
Fuel			921,000	110,000
Helicopter			3,994,000	570,000
Electrical			628,000	8,000
Metallurgy			11,000	6,000
Share-based payments			1,060,000	107,000
Total exploration and evaluation expenses		$ 7,500,000	$ 26,067,000	$ 4,845,000